Deposits - Composition of Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Banking and Thrift, Interest [Abstract]
Noninterest-bearing deposits	$ 134,901	$ 118,089
Interest-bearing deposits
Interest checking	115,108	95,894
Money market savings	117,619	128,058
Savings accounts	65,790	57,035
Time deposits	22,665	30,694
Total interest-bearing deposits	321,182	311,681
Total deposits	$ 456,083	$ 429,770